Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
	2024	2023	2022
Cash and bank accounts – Brazil	106	352	213
Cash and bank accounts – Abroad (*)	28	22	24
Financial investments – Brazil (**)	5,494	5,085	5,605
	5,628	5,459	5,842

(*)	As of December 31, 2024, the Company had funds held abroad, being R$28 in US Dollars (R$22 in US dollars as of December 31, 2023 and R$24 in US dollars as of December 31, 2022).

(**)	As of December 31, 2024, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 98.54% of CDI – Interbank Deposit Certificate (95.92% of CDI as of December 31, 2023 and 92.80% of CDI as of December 31, 2022).The Company’s exposure to interest rate indexes and the sensitivity analysis for these financial assets are disclosure in note 16.7.